Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Sources of Income (Loss) Before Income Taxes

The sources of income (loss) before income taxes were as follows:

	For the Year Ended December 31,
	2011	2010
United States	$1,001,605	$52,243
Foreign

Income (loss) before income taxes	$1,001,605	$52,243

Income Tax Expense (Benefit) Reconciliation

Income tax expense (benefit) attributable to income (loss) before income taxes differed from the amounts computed by applying the United States Federal income tax rate of 34% to income (loss) before income taxes as a result of the following:

	As of December 31,
	2011	2010
Computed expected tax (expense) benefit	$340,546	$(17,763)
Increase (reduction) in income taxes resulting from:
State and local income taxes, net of federal impact	44,431	(2,612)
Noncontrolling interest	(38,418)	—
Basis adjustment	885,036	—
State rate change	252,474	—
Change in valuation allowance	(1,484,068)	20,375

Income tax expense (benefit)	$—	$—

Tax Effects of Temporary Differences to Significant Portions of Deferred Tax Assets

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets as of December 31, 2011 and 2010 are as follows:

	As of December 31,
	2011	2010
Impairment of asset	$—	$5,751,000
Net operating loss and carryforwards	9,558,000	5,586,000
Allowance for doubtful accounts	—	348,000
Equity-based compensation expense	207,000	111,000
Deferred rent	127,000	—
Accrued compensation	41,000	—

Total deferred tax assets	9,933,000	11,796,000
Origination fee income	—	(85,000)
Partnership income	(16,000)	(213,000)
Fixed assets	(23,000)	(77,000)
Other	(25,000)	(68,000)

Total deferred tax liabilities	(64,000)	(443,000)

Net deferred tax asset (liability before valuation allowance	9,869,000	11,353,000

Valuation allowance	(9,869,000)	(11,353,000)

Total net deferred tax assets	$—	$—